Basis of presentation and statement of compliance	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Basis of presentation and statement of compliance
2. Basis of presentation and statement of compliance
a) Basis of Presentation
The unaudited condensed interim consolidated financial statements (“interim consolidated financial statements”) include the accounts of Obsidian Energy, our wholly owned subsidiaries and our proportionate interest in partnerships. Results from acquired properties are included in the Company’s reported results subsequent to the closing date and results from properties sold are included until the closing date.
All intercompany balances, transactions, income and expenses are eliminated on consolidation.
Certain comparative figures have been reclassified to correspond with current period presentation.
These interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that Obsidian Energy will be able to realize our assets and discharge our liabilities in the normal course of business.
As at September 30, 2020, Obsidian Energy was in compliance with all financial covenants in our syndicated credit facility and senior notes and had sufficient liquidity under our syndicated credit facility to meet our current obligations. In the first quarter of 2020, our Debt to Adjusted EBITDA covenant was eliminated; thus, our going concern assessment is focused on liquidity capacity over the next 12 months. Based on strip commodity pricing as of October 22, 2020, the Company is currently forecasting that sufficient liquidity exists under our syndicated credit facility to fund operations, including planned capital expenditures. The Company continues to generate positive cash flow from operations and funds flow from operations at recent commodity prices as evidenced by our results in the third quarter and for the first nine months of 2020. Additionally, under the Company’s current forecast, sufficient liquidity exists in the event that additional strip commodity price reductions were to occur due to a combination of available borrowing capacity and the ability to implement additional proactive actions within the Company’s control.
However, given the short-term nature of our credit facility extensions and due to significant commodity price volatility experienced since March 2020 mainly due to the impact of the
COVID-19
pandemic on the demand for commodities and OPEC production levels, future significant decreases to commodity prices may occur which could impact future cash flows and cause uncertainty as to whether the Company has sufficient liquidity over the next 12 months. As a result, the Company may be required to obtain additional financing to increase liquidity, the availability of which is uncertain at this time. As such, there is a material uncertainty that casts substantial doubt on the Company’s ability to continue as a going concern. These interim consolidated financial statements do not include adjustments in the carrying values of the assets and liabilities that would be necessary if the going concern assumption were not appropriate. Such adjustments could be material.

b) Statement of Compliance
These interim consolidated financial statements are prepared in compliance with IAS 34 “Interim Financial Reporting” and accordingly do not contain all of the disclosures included in Obsidian Energy’s annual audited consolidated financial statements.
The interim consolidated financial statements were prepared using the same accounting policies as in the annual consolidated financial statements as at and for the year ended December 31, 2019. Beginning in March 2020, the impact of the
COVID-19
pandemic and potential supply and demand implications for crude oil has resulted in significant commodity price volatility. The Company’s critical accounting judgements and key estimates remain the same as disclosed in our annual consolidated financial statements as at and for the year ended December 31, 2019, however, the
COVID-19
pandemic and resulting market volatility has increased the complexity of these judgements and estimates when preparing these interim consolidated financial statements, particularly within the measurement uncertainty of the inputs used in the Company’s assessment of the recoverability of asset carrying values as well as the credit risk-adjusted discount rate used within our decommissioning liability and office lease provision.
All tabular amounts are in millions of Canadian dollars, except numbers of common shares, per share amounts, percentages and other figures as noted.
The interim consolidated financial statements were approved for issuance by the Board of Directors on October 30, 2020.
c) Significant Accounting policies
Government Grants
Obsidian Energy recognizes government grants as they are received or if there is reasonable assurance that the Company is in compliance with all associated conditions. The grant is recognized within the Consolidated Statements of Income (Loss) in the period in which the income is earned or the related expenditures are incurred. If the grant relates to an asset, it is recognized as a reduction to the carrying value of the asset and amortized into income over the expected useful life of the asset through lower depletion and depreciation.